Subsequent Events (Details) - USD ($)				12 Months Ended
	Apr. 18, 2024	Apr. 09, 2024	Mar. 28, 2024	Dec. 31, 2023
Subsequent Event [Member]
Subsequent Events [Line Items]
Loan proceeds amount			$ 0.63
Loan [Member]
Subsequent Events [Line Items]
Interest percentage				5.05%
Forecast [Member]
Subsequent Events [Line Items]
Loan proceeds amount	$ 1.24	$ 1.01